Consolidated Statements of Profit Or Loss and Other Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 12,475,443	$ 10,490,668	$ 10,655,993
Cost of revenue (exclusive of depreciation and amortization expenses shown separately below)	(8,628,602)	(6,875,141)	(7,662,024)
Gross Profit	3,846,841	3,615,527	2,993,969
Other income	503,659	501,660	236,911
Expected credit loss provision	(59,645)	(562,755)	69,763
Depreciation and amortization expenses	(589,976)	(279,543)	(329,836)
Employee benefit expenses	(2,935,364)	(2,151,970)	(1,311,345)
Other expenses	(4,706,612)	(1,257,148)	(384,402)
Share-based compensation	(10,868,000)	(83,155,336)
Finance costs	(296,152)	(218,630)	(149,626)
(Loss) / Profit before tax	(15,105,249)	(83,508,195)	1,125,434
Income tax expense	(97,135)	(114,902)	(131,240)
(Loss) / Profit for the year	(15,202,384)	(83,623,097)	994,194
Other comprehensive income/(loss)
Foreign currency translation	190,231	(106,213)	26,610
Total comprehensive (loss) / profit for the year, net of tax	(15,012,153)	(83,729,310)	1,020,804
(Loss)/ Profit for the year attributable to:
Equity holders of the parent company	(15,242,850)	(83,637,387)	960,686
Non-controlling interests	40,466	14,290	33,508
Total (Loss) /Profit	(15,202,384)	(83,623,097)	994,194
Total comprehensive (loss) / profit for the year attributable to:
Equity holders of the parent company	(15,055,183)	(83,743,600)	987,296
Non-controlling interests	43,030	14,290	33,508
Total comprehensive (loss)/income	$ (15,012,153)	$ (83,729,310)	$ 1,020,804
(Loss) / Earnings per share
Basic (in Dollars per share)	$ (0.67)	$ (5.08)	$ 9.61
Diluted (in Dollars per share)	$ (0.67)	$ (5.08)	$ 9.61